Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total	Share capital and share premium	Treasury shares	Retained earnings	Other comprehensive income recognized directly in equity, net of tax	of which: foreign currency translation	of which: financial assets measured at fair value through other comprehensive income	of which: cash flow hedges	Total equity attributable to shareholders	Non-controlling interests
Balance at Dec. 31, 2020		$ 17,091	$ (4,068)	$ 38,776	$ 7,647	$ 5,188	$ 151	$ 2,321	$ 59,445
Statement Of Changes In Equity [Table]
Acquisition of treasury shares			(2,057)						(2,057)
Delivery of treasury shares under share-based compensation plans		(654)	727						73
Other disposal of treasury shares		4	32						36
Cancelation of treasury shares related to the share repurchase program		(252)	2,044	(1,792)					0
Share-based compensation expensed in the income statement		346							346
Tax (expense) / benefit		8							8
Dividends		(651)		(651)					(1,301)
Translation effects recognized directly in retained earnings				19	(19)		0	(19)	0
Share of changes in retained earnings of associates and joint ventures				2					2
New consolidations / (deconsolidations) and other increases / (decreases)		(39)							(39)
Total comprehensive income for the period	$ 2,263			3,789	(1,537)	(489)	(88)	(937)	2,252	$ 10
of which: net profit / (loss)	3,838			3,830					3,830	9
of which: OCI, net of tax	(1,576)			(40)	(1,537)	(489)	(88)	(937)	(1,577)	2
Balance at Jun. 30, 2021	59,050	15,853	(3,322)	40,143	6,091	4,699	63	1,365	58,765	284
Statement Of Changes In Equity [Table]
Equity attributable to non-controlling interests	340
Balance at Dec. 31, 2021	61,002	16,250	(4,675)	43,851	5,236	4,653	(7)	628	60,662
Equity attributable to shareholders at the beginning of the period at Dec. 31, 2021	60,662
Statement Of Changes In Equity [Table]
Total comprehensive income for the period	(72)								(98)	26
of which: net profit / (loss)	2,144								2,136	8
of which: OCI, net of tax	(2,216)								(2,234)	18
Equity attributable to shareholders at the end of the period at Mar. 31, 2022	58,855
Balance at Mar. 31, 2022	59,212
Balance at Dec. 31, 2021	61,002	16,250	(4,675)	43,851	5,236	4,653	(7)	628	60,662
Equity attributable to shareholders at the beginning of the period at Dec. 31, 2021	60,662
Statement Of Changes In Equity [Table]
Acquisition of treasury shares			(3,684)						(3,684)
Delivery of treasury shares under share-based compensation plans		(742)	815						74
Other disposal of treasury shares		(3)	111						107
Cancelation of treasury shares related to the share repurchase program		(1,520)	3,022	(1,502)					0
Share-based compensation expensed in the income statement		384							384
Tax (expense) / benefit		7							7
Dividends		(834)		(834)					(1,668)
Equity classified as obligation to purchase own shares		(40)							(40)
Translation effects recognized directly in retained earnings				(13)	13		0	13	0
Share of changes in retained earnings of associates and joint ventures				0					0
New consolidations / (deconsolidations) and other increases / (decreases)		4		3	(3)		(3)		4
Total comprehensive income for the period	1,008			5,092	(4,093)	(840)	3	(3,355)	999	9
of which: net profit / (loss)	4,262			4,244					4,244	18
of which: OCI, net of tax	(3,255)			848	(4,093)	(840)	3	(3,355)	(3,245)	(10)
Equity attributable to shareholders at the end of the period at Jun. 30, 2022	56,845
Balance at Jun. 30, 2022	57,184	13,506	(4,412)	46,598	1,152	3,813	(7)	(2,713)	56,845	339
Statement Of Changes In Equity [Table]
Equity attributable to non-controlling interests	356
Balance at Mar. 31, 2022	59,212
Equity attributable to shareholders at the beginning of the period at Mar. 31, 2022	58,855
Statement Of Changes In Equity [Table]
Total comprehensive income for the period	1,079								1,097	(17)
of which: net profit / (loss)	2,118								2,108	10
of which: OCI, net of tax	(1,039)								(1,011)	(28)
Equity attributable to shareholders at the end of the period at Jun. 30, 2022	56,845
Balance at Jun. 30, 2022	57,184	$ 13,506	$ (4,412)	$ 46,598	$ 1,152	$ 3,813	$ (7)	$ (2,713)	$ 56,845	$ 339
Statement Of Changes In Equity [Table]
Equity attributable to non-controlling interests	$ 339